Commitments, Contingencies And Guarantees (Information On Derivative Contracts) (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2012		Mar. 31, 2012
Contingencies and commitments [Line items]
Collateral held in connection with standby letters of credit and other guarantees	¥ 5,634		¥ 6,377
Derivative contracts [Member]
Contingencies and commitments [Line items]
Carrying value, Derivative contracts	3,547,446	[1],[2]	3,997,315	[1],[2]
Maximum Potential Payout/Notional Total, Derivative contracts	96,645,286	[1],[2]	107,572,427	[1],[2]
Standby letters of credit and other guarantees [Member]
Contingencies and commitments [Line items]
Carrying value, Standby letters of credit and other guarantees	238	[3]	264	[3]
Maximum Potential Payout/Notional Total, Standby letters of credit and other guarantees	¥ 28,919	[3]	¥ 21,674	[3]

[1]	Derivative contracts primarily consist of equity contracts, interest rate contracts and foreign exchange contracts.
[2]	Credit derivatives are disclosed in Note 3. “Derivative instruments and hedging activities” and are excluded from derivative contracts.
[3]	Collateral held in connection with standby letters of credit and other guarantees as of March 31, 2012 is 6,377 million yen and as of September 30, 2012 is 5,634 million yen.